ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2022	2021
ASSETS

Current assets:
Cash and cash equivalents	$7,407	$4,069
Receivables from affiliated companies	779	390
Receivables from subsidiaries	157,737	200,913
Prepaid expenses and other current assets	9,527	9,467

Total current assets	175,450	214,839

Investments in subsidiaries	423,520	1,338,568
Receivables from an affiliated company	216,333	—
Receivables from a subsidiary	165,056	—
Deferred tax assets	—	3,314

Total assets	$980,359	$1,556,721

LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$26,811	$17,440
Income tax payable	1,417	931
Payables to an affiliated company	75	60
Payables to subsidiaries	260,720	249,155

Total current liabilities	289,023	267,586

Other long-term liabilities	227	1,512
Payables to subsidiaries	1,541,434	1,042,877

Total liabilities	1,830,684	1,311,975

Shareholders’ (deficit) equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,445,052,143 and 1,456,547,942 shares issued; 1,335,307,327 and 1,423,370,314 shares outstanding, respectively	14,451	14,565
Treasury shares, at cost; 109,744,816 and 33,177,628 shares, respectively	(241,750)	(132,856)
Additional paid-in capital	3,218,895	3,238,600
Accumulated other comprehensive losses	(111,969)	(76,008)
Accumulated losses	(3,729,952)	(2,799,555)

Total shareholders’ (deficit) equity	(850,325)	244,746

Total liabilities and shareholders’ (deficit) equity	$980,359	$1,556,721

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	Year Ended December 31,
	2022	2021	2020
Operating revenues	$15,340	$9,547	$14,614

Operating costs and expenses:
General and administrative	(50,532)	(51,285)	(60,688)
Development costs	—	(32,000)	(30,242)
Property charges and other	(406)	(956)	(3,782)

Total operating costs and expenses	(50,938)	(84,241)	(94,712)

Operating loss	(35,598)	(74,694)	(80,098)

Non-operating income (expenses):
Interest income	16,151	20	58
Interest expenses	(3,165)	—	—
Foreign exchange gains (losses), net	7,437	6,211	(4,871)
Other income, net	11,220	15,092	14,530
Share of results of subsidiaries	(922,771)	(755,678)	(1,195,569)

Total non-operating expenses, net	(891,128)	(734,355)	(1,185,852)

Loss before income tax	(926,726)	(809,049)	(1,265,950)
Income tax (expense) benefit	(3,800)	(2,702)	2,458

Net loss	$(930,526)	$(811,751)	$(1,263,492)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	Year Ended December 31,
	2022	2021	2020
Net loss	$(930,526)	$(811,751)	$(1,263,492)

Other comprehensive (loss) income:
Foreign currency translation adjustments	(35,961)	(64,676)	7,471

Other comprehensive (loss) income	(35,961)	(64,676)	7,471

Total comprehensive loss	$(966,487)	$(876,427)	$(1,256,021)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2022	2021	2020
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$86,252	$(21,401)	$389,520

Cash flows from investing activities:
Advances to subsidiaries	(215,613)	(20,005)	(282,605)
Loans to an affiliated company	(200,000)	—	—

Cash used in investing activities	(415,613)	(20,005)	(282,605)

Cash flows from financing activities:
Repurchase of shares	(189,161)	(52,026)	(44,977)
Loan or advances from subsidiaries	521,860	54,187	3,685
Proceeds from exercise of share options	—	7,101	1,061
Dividends paid	—	—	(79,116)

Net cash provided by (used in) financing activities	332,699	9,262	(119,347)

Increase (decrease) in cash and cash equivalents	3,338	(32,144)	(12,432)

Cash and cash equivalents at beginning of year	4,069	36,213	48,645

Cash and cash equivalents at end of year	$7,407	$4,069	$36,213

Supplemental cash flow disclosures:
Assignment of advance to subsidiary to offset with advance from subsidiary	$—	$235,897	$—
Capitalization of advance to subsidiary as investment in subsidiary	$—	$235,897	$—